Employee cost	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Employee cost
32.	Employee cost
Employee cost consists of the following:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)

Salaries, wages and welfare expenses	US$	3,820.4	Rs.	313,926.6	Rs.	279,624.2	Rs.	253,440.4
Contribution to provident fund and other funds		275.5		22,634.8		28,558.9		27,643.3

Total	US$	4,095.9	Rs.	336,561.4	Rs.	308,183.1	Rs.	281,083.7

*
The amount of Rs.300.3
million, Rs.
167.3
million and Rs.90.4 million has accrued in salaries, wages and bonus for the year ended March 31, 2023, 2022 and 2021 respectively towards share based payments.

(A)	Share based payments
Accounting policy
The Company recognises compensation expense relating to share based payments in accordance with
IFRS-2
Share-based Payment. Stock options granted by the Company to its employees are accounted as equity settled options. Accordingly, the estimated fair value of options granted that is determined on the date of grant, is charged to statement of Profit and Loss on a straight line basis over the vesting period of options which is the requisite service period, with a corresponding increase in equity.
As at March 31, 2023, the Group had the following share based payment arrangements.

(i)	Equity-settled share option plan
Tata Motors Limited Employees Stock Option Scheme 2018
The Company has granted stock options to certain employees during the year ended March 31, 2019, under Tata Motors Limited Employee Stock Options Scheme 2018 approved by Nomination and Remuneration Committee (NRC). As per the scheme, the number of shares that will vest is conditional upon certain performance measures determined by NRC. The performance is measured over vesting period of the options granted which ranges from 3 to 5 years. The performance measures under this scheme include growth in sales, earnings and free cash flow. The options granted under this scheme is exercisable by employees till one year from date of its vesting. The Company has granted options at an exercise price of Rs 345/-. Option granted will vest equally each year starting from 3 years from date of grant up to 5 years from date of grant. Number of shares that will vest range from 0.5 to 1.5 per option granted depending on performance measures.

	Year ended March 31,
Reconciliation of outstanding ESOP	2023		2022

Options outstanding at the beginning of the year		6,662,551		6,804,003
Granted during the year		—		335,209
Forfeited/Expired during the year		(3,045,214)		(122,419)
Exercised during the year		(753,622)		(354,242)
Options outstanding at the end of the year		2,863,715		6,662,551
Number of shares to be issued for outstanding options (conditional on performance measures)
Maximum		4,295,573		9,993,827
Minimum		1,431,858		3,331,276
Share price for options exercised during the year	Rs.	372 - 490	Rs.	392 - 530
Remaining contractual life		3 months		3 - 15 months
The Company has estimated fair value of options using Black Scholes model. The following assumptions were used for calculation of fair value of options granted.

	Year ended March 31,
Assumption factor	2023		2022

Risk free interest rate		7%-8%		7%-8%
Expected life of option		2-4 years		2-4 years
Expected volatility		33%-37%		33%-37%
Share price	Rs.	170.6	Rs.	170.6

Expected volatility during the expected term of the options is based on historical volatility of the observed market prices of the Company’s publicly-traded equity shares during a period equivalent to the expected term of the options.

ii)	Share-based Long Term Incentive Scheme 2021
The Company has granted Performance Stock Units (“PSUs”) and Employee Stock Options (“ESOs”) to its employees under the Tata Motors Limited Share-based Long Term Incentive Scheme 2021 (“TML SLTI Scheme 2021” or “Scheme”).
As per the scheme, the number of shares that will vest is conditional upon certain performance measures determined by NRC. The performance is measured over vesting period of the options granted. The performance measures under this scheme include growth in sales, earnings and free cash flow. The options granted under this scheme is exercisable by employees till one year from date of its vesting. The Company has granted options at an exercise price of Rs 338/- for ESOs and Rs 2/- for PSUs. Option granted will vest after 3 years from date of grant. Number of shares that will vest range from 0.5 to 1.2 per option granted depending on performance measures.

	Year ended March 31,
	2023		2022
	ESOs	PSUs	ESOs	PSUs
Reconciliation of outstanding ESOs/ PSUs	No. of options	No. of options	No. of options	No. of options
Outstanding at the beginning of the period	839,650	964,569	—	—
Granted during the period	—	659,186	839,650	964,569
Forfeited during the period	(78,822)	(92,349)	—	—
Exercised during the period	—	—	—	—
Outstanding at the end of the period	760,828	1,531,406	839,650	964,569
Remaining contractual life	28 months	28 months	28 months	28 months
The Company has estimated fair value of options using Black Scholes model. The following assumptions were used for calculation of fair value of options granted.

	Granted during Year ended March 31, 2023		Granted during Year ended March 31, 2022
Assumption factor	PSUs		ESOs		PSUs
Risk free interest rate		5.3%		5.3%		5.3%
Expected life of option		4 years		3.8 years		3.8 years
Expected volatility		52.0%		50.7%		50.7%
Share price	Rs .	453.4	Rs .	376.4	Rs .	376.4
Expected volatility during the expected term of the options is based on historical volatility of the observed market prices of the Company’s publicly-traded equity shares during a period equivalent to the expected term of the options.

(B)	Employee benefits

(a)	Accounting policy

i)	Pension plans
The Jaguar Land Rover subsidiaries operate several defined benefit pension plans, which are contracted out of the second state pension scheme until April 5, 2016. The assets of the plan are held in separate trustee administered funds.
The plans provide for monthly pension after retirement as per salary drawn and service period as set out in rules of each fund.
Contributions to the plans by the Jaguar Land Rover subsidiaries group take into consideration the results of actuarial valuations. The plans with a surplus position at the year-end
have been limited to the maximum economic benefit available from unconditional rights to refund from the scheme or reduction in future contributions. Where the subsidiary group is considered to have a contractual obligation to fund the pension plan above the accounting value of the liabilities, an onerous obligation is recognized.
A separate defined contribution plan is available to employees of Jaguar Land Rover. Costs in respect of this plan are charged to the consolidated income statement as incurred.

ii)	Gratuity
Tata Motors Limited and its subsidiaries and joint operations in India have an obligation towards gratuity, a defined benefit retirement plan covering eligible employees. The plan provides for a lump-sum
payment to vested employees at retirement, death while in employment or on termination of employment of an amount equivalent to 15 to 30 days salary payable for each completed year of service. Vesting occurs upon completion of five years of service. Tata Motors Limited and such subsidiaries make annual contributions to gratuity funds established as trusts or insurance companies.
Tata Motors Limited and its subsidiaries and joint operations in India account for the liability for gratuity benefits payable in the future based on an actuarial valuation.

iii)	Superannuation
Tata Motors Limited and some of its subsidiaries in India have two superannuation plans, a defined benefit plan and a defined contribution plan. An eligible employee on April 1, 1996 could elect to be a member of either plan.
Employees who are members of the defined benefit superannuation plan are entitled to benefits depending on the years of service and salary drawn. The monthly pension benefits after retirement range from 0.75% to 2% of the annual basic salary for each year of service. Tata Motors Limited and such subsidiaries account for superannuation benefits payable in future under the plan based on an actuarial valuation.
With effect from April 1, 2003, this plan was amended and benefits earned by covered employees have been protected as at March 31, 2003. Employees covered by this plan are prospectively entitled to benefits computed on a basis that ensures that the annual cost of providing the pension benefits would not exceed 15% of salary.
During the year ended March 31, 2015, the employees covered by this plan were given a one-time
option to exit from the plan prospectively. Furthermore, the employees who opted for exit were given one-
time option to withdraw accumulated balances from the superannuation plan.
Separate irrevocable trusts are maintained for employees covered and entitled to benefits. Tata Motors Limited and its subsidiaries contribute up to 15% or Rs.150,000, whichever is lower, of the eligible employees’ salary to the trust every year. Such contributions are recognized as an expense when incurred. Tata Motors Limited and such subsidiaries have no further obligation beyond this contribution.

iv)	Bhavishya Kalyan Yojana (BKY)
Bhavishya Kalyan Yojana is an unfunded defined benefit plan for employees of Tata Motors Limited and some of its subsidiaries. The benefits of the plan include pension in certain cases, payable up to the date of normal superannuation had the employee been in service, to an eligible employee at the time of death or permanent disablement, while in service, either as a result of an injury or as certified by the appropriate authority. The monthly payment to dependents of the deceased/disabled employee under the plan equals 50% of the salary drawn at the time of death or accident or a specified amount, whichever is greater. Tata Motors Limited and these subsidiaries account for the liability for BKY benefits payable in the future based on an actuarial valuation.

v)	Provident fund and family pension
In accordance with Indian law, eligible employees of Tata Motors Limited and some of its subsidiaries and joint operations are entitled to receive benefits in respect of provident fund, a defined contribution plan, in which both employees and the Company make monthly contributions at a specified percentage of the covered employees’ salary (currently 12% of employees’ salary). The contributions, as specified under the law, are made to the provident fund and pension fund set up as an irrevocable trust by Tata Motors Limited and its subsidiaries or to respective Regional Provident Fund Commissioner and the Central Provident Fund under the State Pension scheme. The interest rate payable to the members of the trust shall not be lower than the statutory rate of interest declared by the Central Government under the Employees Provident Funds and Miscellaneous Provisions Act, 1952 and shortfall, if any, shall be made good by the Company. The embedded interest rate guarantee is considered to be defined benefit.
The provident fund trust and pension trust set up by Tata Motors Limited (the “Company”) have lost its exempt status w.e.f. April 1, 2022, due to incurrence of losses for three consecutive years by the Company, as per its standalone financial statements prepared in accordance with Indian Accounting Standards. Accordingly, the Company has surrendered this exemption and transferred the assets and obligations of the trust to the government managed provident fund. With this transfer of assets and obligations, the Company will no longer be obligated to provide any interest rate guarantee and accordingly, the provident fund is considered as a defined contribution scheme from April 1, 2022. As regards pension, the Company is still maintaining the pension fund, as an ad interim measure, since EPFO has still not accepted the transfer of pension fund/corpus to its statutory pension fund.

vi)	Severance indemnity
Tata Daewoo Commercial Vehicle Company Limited, or TDCV, a subsidiary company incorporated in Korea; has an obligation towards severance indemnity, a defined benefit retirement plan, covering eligible employees. The plan provides for a lump sum payment to all employees with more than one year of employment equivalent to 30 days’ salary payable for each completed year of service.

vii)	Post-retirement medicare scheme
Under this unfunded scheme, employees of Tata Motors Limited and some of its subsidiaries receive medical benefits subject to certain limits on amounts of benefits, periods after retirement and types of benefits, depending on their grade and location at the time of retirement. Employees separated from the Company as part of an Early Separation Scheme, on medical grounds or due to permanent disablement are also covered under the scheme. Tata Motors Limited and such subsidiaries account for the liability for post-retirement medical scheme based on an actuarial valuation.

viii)	Compensated absences
Tata Motors Limited and some of its subsidiaries and joint operations provide for the encashment of leave or leave with pay subject to certain rules. The employees are entitled to accumulate leave subject to certain limits, for future encashment. The liability is provided based on the number of days of unutilized leave at each balance sheet date on the basis of an actuarial valuation.

ix)	Remeasurement gains and losses
Remeasurement comprising actuarial gains and losses, the effect of the asset ceiling and the return on assets (excluding interest) relating to retirement benefit plans, are recognized directly in other comprehensive income in the period in which they arise. Remeasurement recorded in other comprehensive income is not reclassified to consolidated income statement
Actuarial gains and losses relating to long-term employee benefits are recognized in the consolidated income statement in the period in which they arise.

x)	Measurement date
The measurement date of retirement plans is March 31.
The Present value of the defined benefit liability and the related current service cost and past service cost are measured using Projected Unit Credit Method.
The present value of the post - employment benefit obligations depends on a number of factors, it is determined on an actuarial basis using a number of assumptions. The assumptions used in determining the net cost/(income) for pensions include the discount rate, inflation and mortality assumptions. Any changes in these assumptions will impact the carrying amount of post-employment benefit obligations.

(b)	Employee benefits

(i)	Defined Benefit Plan
Pension and post retirement medical plans
The following tables sets out the funded and unfunded status and the amounts recognized in the financial statements for the pension and the post retirement medical plans in respect of Tata Motors, its Indian subsidiaries and joint operations:

	For the year ended March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)						Post retirement medical benefits
	2023		2023		2022		2023		2023		2022

	(In millions)
Change in defined benefit obligations:
Defined benefit obligation, beginning of the year	US$	189.0	Rs.	15,521.7	Rs.	13,374.1	US$	34.4	Rs.	2,831.2	Rs.	1,844.9
Current service cost		13.0		1,065.6		904.7		1.8		144.4		82.1
Interest cost		13.0		1,070.3		883.7		2.3		192.5		115.7
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		(0.3)		(22.4)		68.1		0.1		4.3		69.5
Actuarial (gains) / losses arising from changes in financial assumptions		2.0		165.7		217.3		1.9		156.3		320.0
Actuarial (gains) / losses arising from changes in experience adjustments		4.8		395.9		735.0		2.5		206.9		329.3
Benefits paid from plan assets		(9.5)		(777.7)		(839.3)		—		—		—
Benefits paid directly by employer		(1.4)		(116.2)		(109.0)		(1.9)		(153.9)		(172.4)
Past service cost plan amendment		—		—		324.9		5.3		431.9		244.6
Acquisition/(Divestment)		0.7		59.5		(37.8)		—		—		(2.5)

Defined benefit obligation, end of the year	US$	211.3	Rs.	17,362.4	Rs.	15,521.7	US$	46.4	Rs.	3,813.6	Rs.	2,831.2

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	157.3	Rs.	12,918.1	Rs.	12,313.1	US$	—	Rs.	—	Rs.	—
Interest income		11.6		956.0		831.2		—		—		—
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest Cost)		0.1		11.0		110.1		—		—		—
Employer’s contributions		23.9		1,962.6		529.5		—		—		—
Benefits paid		(9.5)		(777.7)		(839.3)		—		—		—
Acquisition/(Divestment)		0.7		59.7		(26.5)

Fair value of plan assets, end of the year	US$	184.1	Rs.	15,129.7	Rs.	12,918.1	US$		Rs.	—	Rs.	—

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)						Post retirement medical benefits
	2023		2023		2022		2023		2023		2022

	(In millions)
Amount recognized in the balance sheet consists of:
Present value of defined benefit obligation	US$	211.3	Rs.	17,362.4	Rs.	15,521.7	US$	46.4	Rs.	3,813.6	Rs.	2,831.2
Fair value of plan assets		184.1		15,129.7		12,918.1		—		—		—

Net liability		(27.2)		(2,232.7)		(2,603.6)		(46.4)		(3,813.6)		(2,831.2)

Asset Ceiling		(0.6)		(48.8)		(41.9)		—		—		—

Net liability	US$	(27.8)	Rs.	(2,281.5)	Rs.	(2,645.5)	US$	(46.4)	Rs.	(3,813.6)	Rs.	(2,831.2)

Amounts in the balance sheet:
Non–current assets	US$	4.1	Rs.	339.0		20.7	US$	—	Rs.	—	Rs.	—
Non–current liabilities		(31.9)		(2,620.3)		(2,666.2)		(46.4)		(3,813.6)		(2,831.2)

Net liability	US$	(27.8)	Rs.	(2,281.5)	Rs.	(2,645.5)	US$	(46.4)	Rs.	(3,813.6)	Rs.	(2,831.2)

Information for funded plans with a defined benefit obligation in excess of plan assets:

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)
	2023		2023		2022
			(In millions)
Defined benefit obligation	US$	54.7	Rs.	4,491.6	Rs.	10,655.3
Fair value of plan assets	US$	49.9	Rs.	4,102.9	Rs.	10,084.3
Information for funded plans with a defined benefit obligation less than plan assets:

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)
	2023		2023		2022
			(In millions)
Defined benefit obligation	US$	129.5	Rs.	10,639.2	Rs.	2,771.3
Fair value of plan assets	US$	134.2	Rs.	11,027.0	Rs.	2,833.9
Information for unfunded plans:

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)						Post retirement medical benefits
	2023		2023		2022		2023		2023		2022

	(In millions)
Defined benefit obligation	US$	27.2	Rs.	2,231.6	Rs.	2,095.0	US$	46.4	Rs.	3,813.6	Rs.	2,831.2
Net pension and post retirement medical cost consist of the following components:

	Year ended March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)								Post retirement medical benefits
	2023		2023		2022		2021		2023		2023		2022		2021

	(In millions)
Service cost	US$	13.0	Rs.	1,065.6	Rs.	904.7	Rs.	901.2	US$	1.8		144.4	Rs.	82.1	Rs.	78.7
Past Service cost - Plan amendment		—		—		324.9		—		5.3		431.9		244.6		—
Net interest cost / (income)		1.4		114.3		52.5		77.1		2.3		192.5		115.7		108.0

Net periodic cost	US$	14.4	Rs.	1,179.9	Rs.	1,282.1	Rs.	978.3	US$	9.4	Rs.	768.8	Rs.	442.4	Rs.	186.7

Other changes in plan assets and benefit obligation recognized in other comprehensive income.

	Year ended March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)								Post retirement medical benefits
	2023		2023		2022		2021		2023		2023		2022		2021

	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	(0.1)	Rs.	(11.0)	Rs.	(110.1)	Rs.	(355.9)	US$	—	Rs.	—	Rs.	—	Rs.	—
Actuarial (gains) / losses arising from changes in demographic assumptions		(0.3)		(22.4)		68.1		(24.6)		0.1		4.3		69.5		—
Actuarial (gains) / losses arising from changes in financial assumptions		2.0		165.7		217.3		(0.6)		1.9		156.3		320.0		57.9
Asset ceiling		0.1		6.8		41.9		29.2		—		—		—		—
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		4.8		395.9		735.0		(129.8)		2.5		206.9		329.3		2.8

Total recognized in other comprehensive income	US$	6.5	Rs.	535.0	Rs.	952.2	Rs.	(481.7)	US$	4.5	Rs.	367.5	Rs.	718.8	Rs.	60.7

Total recognized in consolidated statement of comprehensive income	US$	20.9	Rs.	1,714.9	Rs.	2,234.3	Rs.	496.6	US$	13.9	Rs.	1,136.3	Rs.	1,161.2	Rs.	247.4

The assumptions used in accounting for the pension and post retirement medical plans are set out below:

	As at March 31,
	Pension benefits (Gratuity, Superannuation, BKY/PSY)			Post retirement medical benefits
	2023	2022	2021	2023	2022	2021

Discount rate	7.1% - 7.3%	6.50% - 7.10%	6.00% - 6.90%	0.00%	7.20%	6.90%
Rate of increase in compensation level of covered employees	6% - 12%	6% - 10%	5.75% - 10.00%	NA	NA	NA
Increase in health care cost	NA	NA	NA	0.00%	6.00%	6.00%
Plan Assets
The fair value of Company’s pension plan asset by category are as follows:

	As at March 31,
	2023	2022
Asset category:
Cash and cash equivalents	9.5%	2.3%
Debt instruments (quoted)	65.1%	66.1%
Debt instruments (unquoted)	0.0%	0.1%
Equity instruments (quoted)	7.7%	7.4%
Deposits with Insurance companies	17.7%	24.1%

	100.0%	100.0%

The Company’s policy is driven by considerations of maximizing returns while ensuring credit quality of the debt instruments. The asset allocation for plan assets is determined based on investment criteria prescribed under the Indian Income Tax Act, 1961, and is also subject to other exposure limitations. The Company evaluates the risks, transaction costs and liquidity for potential investments. To measure plan asset performance, the Company compares actual returns for each asset category with published bench marks.
The weighted average duration of the defined benefit obligation as at March 31, 2023 is 10.30 years (2022: 11.69 years)
The Company expects to contribute Rs.891.8 million to the funded pension plans in Fiscal 2024.
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation and health care cost:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs.1,699.4 million	Decrease by Rs.323.6 million
	Decrease by 1%	Increase by Rs.1,975.8 million	Increase by Rs.355.2 million

Salary escalation rate	Increase by 1%	Increase by Rs.1,337.0 million	Increase by Rs.306.4 million
	Decrease by 1%	Decrease by Rs.1,194.7 million	Decrease by Rs.270.6 million

Health care cost	Increase by 1%	Increase by Rs.514.3 million	Increase by Rs.100.4 million
	Decrease by 1%	Decrease by Rs.424.9 million	Decrease by Rs.81.4 million
On November 4, 2022, the Hon’ble Supreme Court of India, in the case of Employees’ Provident Fund Organisation and Anr. Etc. vs. Sunil Kumar B. and Ors. Etc., passed a judgment upholding the validity of the 2014 amendment to the Employees’ Pension Scheme 1995 and allowed the members of statutory pension fund as on September 1, 2014, to exercise the joint option for contribution into the pension fund beyond the statutory limit. The Hon’ble Supreme Court has clearly laid down that it was not addressing the case of the exempted establishments in the said judgment.
The Company has been operating its provident fund and pension scheme as an exempted establishment. The Company has been legally advised that due to the incurrence of losses for three consecutive years, the Company has lost its provident fund and pension fund exemption status w.e.f. April 1, 2022. While the Employees Provident Fund Organization (“EPFO”) has already accepted the transfer of entire Provident Fund/ corpus into its statutory provident fund, the Company is still maintaining the pension fund, as an ad interim measure, since EPFO has still not accepted the transfer of pension fund/ corpus to its statutory pension fund.

Pending the transfer of the pension fund, the Company had communicated to its employees that if they wish to avail the option of contributing beyond the statutory limit, they may choose to apply on the EPFO portal to exercise the option, subject to EPFO accepting the joint option. This is also subject to EPFO’s decision on applicability, calculation formula, contribution, amount of higher pension and transfer of corpus from statutory provident fund to the statutory pension fund. The EPFO, in compliance with the Supreme Court judgment, has issued various circulars, calling upon eligible pensioners to exercise joint option, however, with no mention with regard to the treatment of the members of the exempted pension funds.
Considering all of the above, and more particularly the fact that the EPFO is in the process of providing clarity on various key elements referred to above, the non-applicability
of the Supreme Court judgement to exempted establishments and the legal advice on status of the exemption, the Company believes that no provision is warranted on this matter as of March 31, 2023.
Provident Fund
The following tables set out the funded status of the defined benefit provident fund plan of a Joint Operation and the amounts recognized in the Company’s financial statements.

	For the year ended March 31,
	2023		2023		2022
	(In millions)
Change in benefit obligations:
Defined benefit obligations at the beginning	US$	497.2	Rs.	40,854.2	Rs.	45,596.5
Service cost		0.5		41.0		1,268.9
Employee contribution		0.9		73.0		2,923.6
Acquisitions (credit) / cost		—		—		(8,042.8)
Transfer in / Transfer out		0.2		12.9		—
Interest expense		1.1		88.5		3,564.7
Actuarial (gains) / losses arising from changes in experience adjustments		0.2		15.8		(786.2)
Actuarial (gains) / losses arising from demographic assumptions		—		—		33.5
Actuarial (gains) / losses arising from changes in financial assumptions		(0.5)		(40.1)		1,473.2
Benefits paid		(0.7)		(55.3)		(3,173.0)
Balance transferred to government managed provident fund		(482.5)		(39,643.5)		(2,004.2)

Defined benefit obligation, end of the year	US$	16.4	Rs.	1,346.5	Rs.	40,854.2

	For the year ended March 31,
	2023		2023		2022
	(In millions)
Change in plan assets:
Fair value of plan assets at the beginning	US$	505.5	Rs.	41,534.6	Rs.	44,702.1
Acquisition Adjustment		—		—		(8,042.8)
Transfer in / Transfer out		0.2		12.9		—
Interest income		1.0		85.8		3,509.2
Return on plan assets excluding amounts included in interest income		(0.4)		(29.9)		2,322.1
Contributions (employer and employee)		1.4		114.1		4,190.3
Benefits paid		(0.7)		(55.3)		(3,173.0)
Balance transferred to government managed provident fund		(491.2)		(40,362.6)		(1,973.3)

Fair value of plan assets, end of the year	US$	15.8	Rs.	1,299.6	Rs.	41,534.6

	For the year ended March 31,
	2023		2023		2022
	(In millions)
Amount recognized in the balance sheet consists of
Fair value of plan assets	US$	15.8	Rs.	1,299.6	Rs.	41,534.6
Present value of defined benefit obligation		16.4		1,346.5		40,854.2

		(0.6)		(46.9)		680.4
Effect of asset ceiling		—		—		(684.5)

Net liability	US$	(0.6)	Rs.	(46.9)	Rs.	(4.1)

	For the year ended March 31,
	2023		2023		2022
	(In millions)
Net periodic cost for Provident Fund consists of the following components:
Service cost	US$	0.5		41.0		1,268.9
Net interest cost / (income)		—		2.7		55.5

Net periodic cost	US$	0.5	Rs.	43.7	Rs.	1,324.4

	As at March 31
	2023		2023		2022
	(In millions)
Other changes in plan assets and benefit obligation recognised in other comprehensive income
Remeasurements
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.4	Rs.	29.9	Rs.	(2,322.1)
Actuarial (gains) / losses arising from changes in experience adjustments		0.2		15.8		(786.2)
Actuarial (gains) / losses arising from changes in financial assumptions		(0.5)		(40.1)		1,473.2
Actuarial (gains) / losses arising from demographic assumptions		—		—		33.5
Reversal of OCI for previous years due to surrender of Provident Fund		—		—		(30.9)
Adjustments for limits on net asset		—		—		719.1

Total recognised in other comprehensive income		0.1		5.6		(913.4)

Total recognized in statement of profit and loss and other comprehensive income	US$	0.6	Rs.	49.3	Rs.	411.0

The assumptions used in determining the present value obligation of the Provident Fund is set out below:

	As at March 31
	2023	2022
Discount rate	7.30%	7.10%
Expected rate of return on plan assets	8.50%	8.00%
Remaining term to maturity of portfolio (years)	19.00	13.50
The breakup of the plan assets into various categories is as follows:

	As at March 31
	2023	2022
Central and State government bonds	0.0%	42.7%
Government debt instruments	50.7%	0.0%
Other debt instruments	40.1%	0.0%
Equity instruments	9.2%	0.0%
Public sector undertakings and Private sector bonds	0.0%	32.2%
Others	0.0%	25.1%

Total	100.0%	100.0%

The asset allocation for plan assets is determined based on investment criteria prescribed under the relevant regulations.
As at March 31, 2023, the defined benefit obligation would be affected by approximately Rs.103.7 million on account of a 1 % decrease in the expected rate of return on plan assets.
The Company expects to contribute Rs.125.5 million to the defined benefit provident fund plan in fiscal 2024.

Severance indemnity plan
Severance indemnity is a funded plan of Tata Daewoo Commercial Vehicles Limited (TDCV), a subsidiary of Tata Motors Limited.
The following table sets out, the amounts recognized in the financial statements for the severance indemnity plan.

	For the year ended March 31,
	2023		2023		2022
			(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	46.6	Rs.	3,827.5	Rs.	3,110.8
Service cost		6.6		539.0		482.1
Interest cost		1.4		111.9		63.9
Remeasurements (gains) / losses -
Actuarial (gains) / losses arising from changes in financial assumptions		(4.6)		(379.7)		(53.6)
Actuarial (gains) / losses arising from changes in experience adjustments		0.2		17.5		412.2
Benefits paid from plan assets		(0.8)		(67.6)		(62.5)
Benefits paid directly by employer		—		(4.0)		(7.9)
Foreign currency translation		0.5		42.8		(117.5)

Defined benefit obligation, end of the year	US$	49.9	Rs.	4,087.4	Rs.	3,827.5

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	40.9		3,357.1		2,650.6
Interest income		1.3		105.0		63.5
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)		(0.5)		(41.9)		(54.7)
Employer’s contributions		5.6		461.3		862.5
Benefits paid		(0.8)		(67.6)		(62.5)
Foreign currency translation		0.5		44.6		(102.3)

Fair value of plan assets, end of the year	US$	47.0	Rs.	3,858.5	Rs.	3,357.1

	As at March 31,
	2023		2023		2022
			(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	49.7	Rs.	4,087.4	Rs.	3,827.5
Fair value of plan assets		47.0		3,858.5		3,357.1

Net liability	US$	(2.7)	Rs.	(228.9)	Rs.	(470.4)

Amounts in the balance sheet:
Non- current liabilities	US$	(2.7)	Rs.	(228.9)	Rs.	(470.4)

Net severance indemnity cost consist of the following components:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Service cost	US$	6.6	Rs.	539.0	Rs.	482.1	Rs.	546.7
Net interest cost		0.1		6.9		0.4		5.6

Net periodic pension cost	US$	6.7	Rs.	545.9	Rs.	482.5	Rs.	552.3

Other changes in plan assets and benefit obligation recognized in other comprehensive income for severance indemnity plan:

	As at March 31,
	2023		2023		2022		2021

	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.5		41.9	Rs.	54.7	Rs.	15.9
Actuarial (gains) / losses arising from changes in financial assumptions		(4.6)		(379.7)		(53.6)		(213.5)
Actuarial (gains) / losses arising from changes in experience adjustments		0.2		17.5		412.2		(196.6)
Actuarial (gains) / losses arising from changes in demographic assumption		—		—		—		150.4

Total recognized in other comprehensive income	US$	(3.9)	Rs.	(320.3)	Rs.	413.3	Rs.	(243.8)

Total recognized in income statement and other comprehensive income	US$	2.8	Rs.	225.6	Rs.	895.8	Rs.	308.5

The assumptions used in accounting for the Severance indemnity plan is set out below:

	As at March 31,
	2023	2022	2021
Discount rate	3.4%	2.1%	1.6%
Rate of increase in compensation level of covered employees	3.9%	3.5%	3.5%
The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation rate:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1%	Decrease by Rs.428.0 millions	Decrease by Rs.128.0 millions
	Decrease by 1%	Increase by Rs.498.3 millions	Increase by Rs.147.1 millions
Salary escalation rate	Increase by 1%	Increase by Rs.490.6 millions	Increase by Rs.151.8 millions
	Decrease by 1%	Decrease by Rs.430.0 millions	Decrease by Rs.130.8 millions
Severance indemnity plans asset allocation by category is as follows:

	As at March 31,
	2023	2022
Deposit with banks	100%	100%
The weighted average duration of the defined benefit obligation as at March 31, 2023 is 11.57 years (2022: 11.67 years).
The Company expects to contribute Rs.58.5 million to the funded severance indemnity plans in Fiscal 2024.

Jaguar Land Rover Pension plan
Jaguar Land Rover Ltd UK, have pension arrangements providing for qualifying employees with defined benefits related to pay and service as set out in the rules of each fund.
The UK defined benefit schemes are administered by a separate fund that is legally separated from the Company. The trustees of the pension schemes are required by law to act in the interest of the fund and of all relevant stakeholders in the scheme, is responsible for the investment policy with regard to the assets of the schemes and all other governance matters. The board of trustees must be composed of representatives of the Company and plan participants in accordance with the plan’s regulations.
Through its defined benefit pension plans, the Company is exposed to a number of risks, the most significant of which are detailed below :
Asset volatility
The plan liabilities are calculated using a discount rate set with references to corporate bond yields; if plan assets under perform compared to the corporate bonds discount rate, this will create or increase a deficit. The defined benefit plans hold a significant proportion of equity type assets, which are expected to outperform corporate bonds in the long-term while providing volatility and risk in the short-term.
As the plans mature, the Company intends to reduce the level of investment risk by investing more in assets that better match the liabilities.
However, the Company believes that due to the long-term nature of the plan liabilities and the strength of the supporting group, a level of continuing equity type investments is an appropriate element of the Company’s long term strategy to manage the plans efficiently.
Changes in bond yields
A decrease in corporate bond yields will increase plan liabilities, although this is expected to be partially offset by an increase in the value of the plans’ bond holdings and interest rate hedging instruments.
Inflation risk
Some of the Company’s pension obligations are linked to inflation, and higher inflation will lead to higher liabilities (although, in most cases, caps on the level of inflationary increases are in place to protect the plan against high inflation). The plans hold a significant proportion of assets in index linked gilts, together with other inflation hedging instruments and also assets which are more closely correlated with inflation. However an increase in inflation will also increase the deficit to some degree.
Life expectancy
The majority of the plan’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plan’s liabilities. This is particularly significant in the UK defined benefit plans, where inflationary increases result in higher sensitivity to changes in life expectancy.

The following table sets out the disclosure pertaining to employee benefits of Jaguar Land Rover Limited

	As at March 31,
	Pension benefits
	2023		2023		2022

	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	9,101.0	Rs.	747,837.1	Rs.	849,619.6
Service cost		96.2		7,902.8		11,823.1
Interest cost		250.1		20,551.3		17,946.0
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		0.1		5.8		1,045.6
Actuarial (gains) / losses arising from changes in financial assumptions		(2,777.6)		(228,239.2)		(71,812.3)
Actuarial (gains) / losses arising from changes in experience adjustments		183.8		15,099.7		(274.9)
Past service cost/(credit)		(181.9)		(14,950.7)		2.0
Benefits paid		(440.4)		(36,191.4)		(51,317.1)
Member contributions		1.5		120.1		189.4
Premium Paid		—		—		(225.0)
Foreign currency translation		62.2		5,112.5		(9,159.3)

Defined benefit obligation, end of the year	US$	6,295.0	Rs.	517,248.0	Rs.	747,837.1

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	9,596.6	Rs.	788,556.2	Rs.	810,714.6
Interest Income		288.9		23,737.6		17,333.1
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)		(2,611.3)		(214,573.0)		927.5
Employer’s contributions		192.9		15,848.3		24,184.8
Members contributions		1.5		120.1		189.4
Benefits paid		(440.4)		(36,191.4)		(51,317.1)
Premium paid		—		—		(225.00)
Expenses paid		(30.7)		(2,519.0)		(2,719.3)
Foreign currency translation		86.2		7,080.0		(10,531.8)

Fair value of plan assets, end of the year	US$	7,083.7	Rs.	582,058.8	Rs.	788,556.2

The actual return on the schemes’ assets for the year ended March 31, 2023 was Rs.190,835.4 million (2022: Rs. 17,796.8 million)

	As at March 31,
	Pension benefits
	2023		2023		2022

	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	6,295.0	Rs.	517,248.0	Rs.	747,837.1
Fair value of plan Assets		7,083.7		582,058.8		788,556.2

Net (liability)/Assets	US$	788.7	Rs.	64,810.8	Rs.	40,719.1

Amount recognized in the balance sheet consist of:
Non- current assets	US$	815.2	Rs.	66,989.2	Rs.	43,169.6
Non -current liabilities		(26.5)		(2,178.4)		(2,450.5)

Net (liability)/Assets	US$	788.7	Rs.	64,810.8	Rs.	40,719.1

Net pension and post retirement cost consist of the following components:

	Year ended March 31,
	Pension benefits
	2023		2023		2022		2021

	(In millions)
Current service cost	US$	96.2	Rs.	7,902.8	Rs.	11,823.1	Rs.	12,715.2
Past service cost/(credit)		(181.9)		(14,950.7)		2.0		1,559.8
Administrative expenses		30.7		2,519.0		2,719.3		2,159.5
Net interest cost / (income) (including onerous obligations)		(38.8)		(3,186.3)		612.9		(395.9)

Net periodic pension cost	US$	(93.8)	Rs.	(7,715.2)	Rs.	15,157.3	Rs.	16,038.6

Amount recognized in other comprehensive income

	Year ended March 31,
	Pension benefits
	2023		2023		2022		2021

	(In millions)
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	US$	0.1	Rs.	5.8	Rs.	1,045.6	Rs.	(2,035.0)
Actuarial (gains) / losses arising from changes in financial assumptions		(2,777.6)		(228,239.2)		(71,812.3)		84,311.8
Actuarial (gains) / losses arising from changes in experience adjustments		183.8		15,099.7		(274.9)		(7,263.6)
Return on plan assets, (excluding amount included in net Interest expense)		2,611.3		214,573.0		(927.5)		(2,151.0)

Total recognized in other comprehensive income	US$	17.6	Rs.	1,439.3	Rs.	(71,969.1)	Rs.	72,862.2

Total recognized in income statement and other comprehensive income	US$	(76.2)	Rs.	(6,275.9)	Rs.	(56,811.8)	Rs.	88,900.8

The assumptions used in accounting for the pension plans are set out below:

	As at March 31,
	Pension benefits
	2023	2022	2021
Discount rate	4.8%	2.8%	2.1%
Expected rate of increase in benefit revaluation of covered employees	1.9%	2.2%	2.1%
RPI Inflation rate	2.9%	3.5%	3.1%
CPI Inflation rate	1.7%	0.0%	0.0%

The assumed life expectations on retirement at age 65 are (years)

Retiring today:
Males	21.5	21.6	21.0
Females	23.8	23.8	23.3
Retiring in 20 years:
Males	22.9	23.0	22.4
Females	25.7	25.7	25.2
For the valuation as at March 31, 2023, the mortality assumptions used are the Self-Administered Pension Schemes (“SAPS”) mortality base table, S2PxA tables (“Light” table for members of the Jaguar Executive Pension Plan).
For the Jaguar Pension Plan, scaling factor of 101% to 115% have been used for male members and scaling factor of 103% to 118% have been used for female members.
For the Land Rover Pension Scheme, scaling factor of 105% to 117% have been used for male members and scaling factor of 100% to 116% have been used for female members.
For the Jaguar Executive Pension Plan, an average scaling factor of 93% to 97% has been used for male members and scaling factors of 91% to 96% have been used for female members.
For the valuation as at March 31, 2022, the mortality assumptions used are the SAPS table, in particular S2PxA tables and the Light Table for members of the Jaguar Executive Pension Plan. For the Jaguar Pension Plan, scaling factor of 111% to 117% have been used for male members and scaling factor of 101% to 112% have been used for female members. For the Land Rover Pension Scheme, scaling factor of 107% to 111% have been used for male members and scaling factor of 101% to 109% have been used for female members. For the Jaguar Executive Pension Plan, an average scaling factor of 94% has been used for male members and an average scaling factor of 84% has been used for female members.
For the 2023 year end calculations there is an allowance for future improvements in line with the CMI (2022) projections and an allowance for long-term improvements of 1.25 % per annum and a smoothing parameter of 7.50 (2022: CMI (2021) projections with 1.25 % per annum improvements and a smoothing parameter of 7.5, 2021: CMI (2020) projections with 1.25
%
 per annum improvements and a smoothing parameter of 7.5).
A past service credit of Rs.14,950.7
million has been recognised in the year ended March 31, 2023 in relation to a change in indexation for some benefits. It has been agreed with the Trustees that the inflationary index for pension increases in payment and deferment will change from RPI to CPI with effect from July 1, 2022 for future increases for those members of the Schemes where this change was deemed appropriate. The net pension cost have been remeasured as at June 30, 2022 for the remainder of the period as required.
A past service cost of Rs

916.3 million was recognised in the year ended March, 31, 2021 following a further High Court ruling, published on November 20, 2020, that provided clarification on the obligations of pension plan trustees to equalise past transfer values allowing for the effect of unequal Guaranteed Minimum Pensions (‘GMP’) between May 17, 1990 and April 5, 1997 (“GMP equalisation”). A further past service cost of Rs.712.7 million was also recognised in the year ended March 31, 2021. This reflects benefit improvements for certain members as part of the Group restructuring programme that commenced in the year ended March 31, 2021.

Pension plans asset allocation by category is as follows:

	As at March 31,
	2023			2022
	Quoted *	Unquoted	Total	Quoted *	Unquoted	Total
	(In millions)
Equity Instruments
Information Technology	—	—	—	—	12,661.0	12,661.0
Energy	—	—	—	—	1,808.7	1,808.7
Manufacturing	—	—	—	—	9,495.7	9,495.7
Financials	—	—	—	—	4,069.6	4,069.6
Others	—	—	—	—	17,182.1	17,182.1

	—	—	—	—	45,217.1	45,217.1

Debt Instruments
Government Bonds #	186,050.7	(34,457.6)	151,593.1	180,264.6	6,504.7	186,769.3
Corporate Bonds (Investment Grade)	78,063.2	25,411.2	103,474.4	114,277.3	30,845.6	145,122.9
Corporate Bonds (Non Investment Grade)	—	77,148.4	77,148.4	—	96,739.0	96,739.0

	264,113.9	68,102.0	332,215.9	294,541.9	134,089.3	428,631.2

Property Funds
UK	—	29,375.3	29,375.3	—	30,503.1	30,503.1
Other	—	23,378.3	23,378.3	—	23,881.5	23,881.5

	—	52,753.6	52,753.6	—	54,384.6	54,384.6

Cash and Cash equivalents	5,285.5	25,817.8	31,103.3	7,496.5	36,041.0	43,537.5

Other
Hedge Funds	—	31,713.2	31,713.2	—	50,268.5	50,268.5
Private Markets	—	109,573.1	109,573.1	—	99,244.4	99,244.4
Alternatives	—	18,905.9	18,905.9	—	45,893.8	45,893.8

	—	160,192.2	160,192.2	—	195,406.7	195,406.7

Derivatives
Foreign exchange contracts	—	1,728.0	1,728.0	—	(3,459.9)	(3,459.9)
Interest Rate and inflation	—	4,065.8	4,065.8	—	24,839.0	24,839.0
Equity protection derivatives	—	—	—	—	—	—

	—	5,793.8	5,793.8	—	21,379.1	21,379.1

Total	269,399.4	312,659.4	582,058.8	302,038.4	486,517.8	788,556.2

*	determined on the basis of quoted prices for identical assets or liabilities in active markets.
#
As at March 31, 2023, the schemes held Gilt Repos. The net value of these transactions is included in the value of government bonds in the table above. The value of the funding obligation for the Repo transactions is Rs.49,501.1 million at March 31, 2023 (2022: Rs.145,357 million).

The sensitivity analysis below is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the consolidated balance sheet.

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase / decrease by 0.25%	Decrease/increase by Rs.19,383.7 million	Decrease/increase by Rs . 294.8 million
Inflation rate	Increase / decrease by 0.25%	Increase/decrease by Rs.10,581.2 million	Increase/decrease by Rs.162.6 million
Mortality rate	Increase /decrease by 1 year	Increase/decrease by Rs.14,738.5 million	Increase/decrease by Rs.142.3 million
Private Equity holdings have been measured using the most recent valuations, adjusted for cash and currency movements between the last valuation date and March 31, 2023. Given the movements in listed equity markets, the valuation of Private Equity holdings may vary significantly. The value of the Private Equity holdings in the JLR UK Plans included above is Rs.77,453.3 million as at March 31, 2023.
Jaguar Land Rover contributes towards the UK defined benefit schemes. Statutory funding valuations are carried out every three years, the latest valuation as at March 31, 2021 was completed on June 30, 2022. The valuations resulted in revised schedules of contributions effective from July 1, 2022. At the point the valuations were agreed each plan was in surplus, therefore, there are no further deficit recover contributions currently payable. The ongoing Group contribution rate for defined benefit accrual for FY23 was c.24 per cent of pensionable salaries in the UK, however following changes in financial conditions, from April 1, 2023 this reduced to c.10 per cent. The ongoing rate will vary to reflect prevailing financial conditions over time. The next statutory funding valuations are scheduled as at March 31, 2024 and are expected to be completed by June 30, 2025.
JLR has taken legal advice considering the documentation of the UK schemes and the regulatory environment. This confirmed the recoverability of any surplus in the scheme via reduced future contributions or settlement and JLR has based its accounting judgement on this advice.
The average duration of the benefit obligation at March 31, 2023 is 14.5 years (2022: 17.5 years).
The expected net periodic pension cost for the year ended March 31, 2024 is expected to be Rs.3,760.9 million. The Group expects to pay Rs.3,049.3 million to its defined benefit schemes, in total, for the year ended March 31, 2024.
Defined contribution plan
The Company’s contribution to defined contribution plans aggregated Rs.13,583.6 million, Rs.12,114.9 million and Rs.15,090.5 million for years ended March 31, 2023, 2022 and 2021, respectively.